Financial instruments and risk management - Foreign currency risk (Details) - Foreign currency risk - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 1,516	$ 1,533
Euro Member Countries, Euro | Trade And Other Current Payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(166)	(303)
Euro Member Countries, Euro | Cash And Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	586	776
Euro Member Countries, Euro | Trade And Other Current Receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,096	1,060
Canada, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	185,210	188,885
Canada, Dollars | Trade And Other Current Payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,748)	(206)
Canada, Dollars | Cash And Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	185,343	187,559
Canada, Dollars | Trade And Other Current Receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 1,615	$ 1,532